SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

NOTE 10 – SHORT-TERM BORROWINGS

On March 7, 2019, the Company entered into a short-term promissory note (“2019 Note”) with a lender (the “2019 Note Lender”) which provides the Company a revolving line of credit. On July 12, 2022, the note was amended to increase the maximum principal amount that could be advanced withdrawn under the line of credit to $5,000,000. The borrowing base of the revolving line of credit is limited to stated percentages for different categories of eligible accounts receivable. Under the revolving line of credit, if the aggregate principal amount of the outstanding advances exceeds the applicable borrowing base, the Company must repay the lender an amount equal to the difference between the outstanding principal balance of the revolving line of credit and the borrowing base. The note requires monthly payments of interest, beginning May 1, 2019. Interest accrues on the outstanding principal at a rate equal to Prime Rate as set out in the Wall Street Journal from time to time with a floor of 3.25% per annum. The interest rate as of December 31, 2022 was 7.50%. The 2019 Note matures on July 31, 2023.

The Company incurred interest expense related to the short-term borrowings in the amount of $382,655 and $263,788 for the years ended December 31, 2022 and 2021, respectively.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021